Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	11/15/2045	29,457	11,084
United States Treasury Strip Coupon	0.000%	2/15/2046	260,636	96,802
United States Treasury Strip Coupon	0.000%	5/15/2046	217,861	80,004
United States Treasury Strip Coupon	0.000%	8/15/2046	223,452	81,045
United States Treasury Strip Coupon	0.000%	11/15/2046	201,662	72,370
United States Treasury Strip Coupon	0.000%	2/15/2047	194,049	68,804
United States Treasury Strip Coupon	0.000%	5/15/2047	188,787	66,201
United States Treasury Strip Coupon	0.000%	8/15/2047	170,218	58,832
United States Treasury Strip Coupon	0.000%	11/15/2047	191,617	65,472
United States Treasury Strip Coupon	0.000%	2/15/2048	149,681	50,570
United States Treasury Strip Coupon	0.000%	5/15/2048	176,624	58,838
United States Treasury Strip Coupon	0.000%	8/15/2048	210,801	69,284
United States Treasury Strip Coupon	0.000%	11/15/2048	212,035	68,787
United States Treasury Strip Coupon	0.000%	2/15/2049	214,475	68,682
United States Treasury Strip Coupon	0.000%	5/15/2049	207,375	65,688
United States Treasury Strip Coupon	0.000%	8/15/2049	204,809	64,083
United States Treasury Strip Coupon	0.000%	11/15/2049	198,549	61,294
United States Treasury Strip Coupon	0.000%	2/15/2050	183,685	56,067
United States Treasury Strip Coupon	0.000%	5/15/2050	189,324	57,049
United States Treasury Strip Coupon	0.000%	8/15/2050	192,152	57,165
United States Treasury Strip Coupon	0.000%	11/15/2050	219,118	64,426
United States Treasury Strip Coupon	0.000%	2/15/2051	199,612	57,989
United States Treasury Strip Coupon	0.000%	5/15/2051	221,844	63,728
United States Treasury Strip Coupon	0.000%	8/15/2051	196,828	55,858
United States Treasury Strip Coupon	0.000%	11/15/2051	189,863	53,362
United States Treasury Strip Coupon	0.000%	2/15/2052	212,987	58,979
United States Treasury Strip Coupon	0.000%	5/15/2052	190,807	52,218
United States Treasury Strip Coupon	0.000%	8/15/2052	220,228	59,754
United States Treasury Strip Coupon	0.000%	11/15/2052	219,642	58,754
United States Treasury Strip Coupon	0.000%	2/15/2053	196,824	52,435
United States Treasury Strip Coupon	0.000%	5/15/2053	203,701	53,591
United States Treasury Strip Coupon	0.000%	8/15/2053	214,151	55,755
United States Treasury Strip Coupon	0.000%	11/15/2053	210,666	54,181
United States Treasury Strip Coupon	0.000%	2/15/2054	241,980	61,790
United States Treasury Strip Coupon	0.000%	5/15/2054	241,241	61,111
United States Treasury Strip Coupon	0.000%	8/15/2054	204,995	51,849
United States Treasury Strip Coupon	0.000%	11/15/2054	165,797	41,566
United States Treasury Strip Coupon	0.000%	2/15/2055	125,664	31,269
United States Treasury Strip Coupon	0.000%	5/15/2055	62,537	15,485
United States Treasury Strip Coupon	0.000%	8/15/2055	45,365	11,045
United States Treasury Strip Coupon	0.000%	11/15/2055	8,005	1,945
United States Treasury Strip Principal	0.000%	2/15/2046	195,729	74,652
United States Treasury Strip Principal	0.000%	5/15/2046	228,759	86,169
United States Treasury Strip Principal	0.000%	8/15/2046	190,778	70,938
United States Treasury Strip Principal	0.000%	11/15/2046	208,176	76,570
United States Treasury Strip Principal	0.000%	2/15/2047	175,039	63,424
United States Treasury Strip Principal	0.000%	5/15/2047	221,277	79,228
United States Treasury Strip Principal	0.000%	8/15/2047	188,475	66,540
United States Treasury Strip Principal	0.000%	11/15/2047	167,199	58,265
United States Treasury Strip Principal	0.000%	2/15/2048	195,709	67,344
United States Treasury Strip Principal	0.000%	5/15/2048	156,025	53,012
United States Treasury Strip Principal	0.000%	8/15/2048	190,951	64,013
United States Treasury Strip Principal	0.000%	11/15/2048	173,625	57,493
United States Treasury Strip Principal	0.000%	2/15/2049	174,436	57,073
United States Treasury Strip Principal	0.000%	5/15/2049	178,297	57,640
United States Treasury Strip Principal	0.000%	8/15/2049	213,990	68,402
United States Treasury Strip Principal	0.000%	11/15/2049	160,129	50,547
United States Treasury Strip Principal	0.000%	2/15/2050	205,173	64,068
United States Treasury Strip Principal	0.000%	5/15/2050	206,474	64,459
United States Treasury Strip Principal	0.000%	8/15/2050	201,362	61,486
United States Treasury Strip Principal	0.000%	11/15/2050	178,335	53,716
United States Treasury Strip Principal	0.000%	2/15/2051	175,417	52,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	5/15/2051	201,607	59,309
	United States Treasury Strip Principal	0.000%	8/15/2051	188,962	54,947
	United States Treasury Strip Principal	0.000%	11/15/2051	188,962	54,349
	United States Treasury Strip Principal	0.000%	2/15/2052	205,037	58,267
	United States Treasury Strip Principal	0.000%	5/15/2052	231,831	65,230
	United States Treasury Strip Principal	0.000%	8/15/2052	234,121	65,161
	United States Treasury Strip Principal	0.000%	11/15/2052	220,805	60,980
	United States Treasury Strip Principal	0.000%	2/15/2053	204,709	55,919
	United States Treasury Strip Principal	0.000%	5/15/2053	214,895	57,988
	United States Treasury Strip Principal	0.000%	8/15/2053	178,065	47,737
	United States Treasury Strip Principal	0.000%	11/15/2053	194,857	51,827
	United States Treasury Strip Principal	0.000%	2/15/2054	242,135	63,579
	United States Treasury Strip Principal	0.000%	5/15/2054	280,925	73,238
	United States Treasury Strip Principal	0.000%	8/15/2054	259,623	66,741
	United States Treasury Strip Principal	0.000%	11/15/2054	279,855	71,232
	United States Treasury Strip Principal	0.000%	2/15/2055	290,272	73,237
	United States Treasury Strip Principal	0.000%	5/15/2055	285,573	71,315
	United States Treasury Strip Principal	0.000%	8/15/2055	265,938	65,820
	United States Treasury Strip Principal	0.000%	11/15/2055	227,847	55,778
Total U.S. Government and Agency Obligations (Cost $5,631,874)					4,815,097
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $9)	4.024%		87	9
Total Investments (100.0%) (Cost $5,631,883)					4,815,106
Other Assets and Liabilities—Net (0.0%)					177
Net Assets (100%)					4,815,283
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,815,097	—	4,815,097
Temporary Cash Investments	9	—	—	9
Total	9	4,815,097	—	4,815,106